Consolidated statements of comprehensive income - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income
Revenues		$ 435,820	$ 252,813	$ 210,100
Costs		(359,570)	(211,812)	(177,304)
Gross profit		76,250	41,001	32,796
Selling expenses		(27,927)	(17,954)	(15,212)
Administrative expenses		(13,922)	(8,736)	(7,126)
Exploration expenses		(5,466)	(2,456)	(3,155)
Recovery / (Impairment) of property, plant and equipment		2,900	5,032	(34,943)
Other net operating results		11,945	(814)	3,394
Operating profit / (loss)		43,780	16,073	(24,246)
Income from equity interests in associates and joint ventures		4,839	1,428	588
Financial income		100,083	17,623	16,759
Financial loss		(63,681)	(28,629)	(24,944)
Other financial results		5,123	2,208	2,039
Net financial results		41,525	(8,798)	(6,146)
Net profit / (loss) before income tax		90,144	8,703	(29,804)
Income tax		(51,538)	3,969	1,425
Net profit / (loss) for the year		38,606	12,672	(28,379)
Items that may be reclassified subsequently to profit or loss:
Translation differences from subsidiaries, associates and joint ventures		(18,307)	(641)	(938)
Result from net monetary position in subsidiaries, associates and joint ventures	[1]	14,006
Exchange differences reversed to profit for the period	[2]	1,572
Translation differences from Assets held for disposal			(499)
Items that may not be reclassified subsequently to profit or loss:
Translation differences from YPF		175,329	23,057	28,352
Other comprehensive income for the year		172,600	21,917	27,414
Total comprehensive income / (loss) for the year		211,206	34,589	(965)
Net profit / (loss) for the year attributable to:
Shareholders of the parent company		38,613	12,340	(28,237)
Non-controlling interest		(7)	332	(142)
Other comprehensive income for the year attributable to:
Shareholders of the parent company		169,674	21,917	27,414
Non-controlling interest		2,926
Total comprehensive income / (loss) for the year attributable to:
Shareholders of the parent company		208,287	34,257	(823)
Non-controlling interest		$ 2,919	$ 332	$ (142)
Earnings per share attributable to shareholders of the parent company
Basic and Diluted		$ 98.43	$ 31.43	$ (72.13)

[1]	Result associated to subsidiaries, associates and joint ventures with the Peso as functional currency. See accounting policy in Note 2.b.1.
[2]	Corresponds to reversal to net profit for the year, for the partial disposal of the investment in YPF EE. See Note 3.